Shareholders' Equity - Summary of Other Reserves (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of revaluation reserve [Line Items]
Beginning balance	€ 951	€ 379	€ 669
Movements in foreign currency translation and net foreign investment hedging reserves	(947)	518	(236)
Disposal of a business	(2)	(12)	(45)
Tax effect		7	3
Disposal	(17)
Equity movements of joint ventures	3	(27)	(2)
Equity movements of associates	56	85	(9)
Other		(1)
Ending balance	43	951	379
Foreign currency translation reserve [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	1,381	798	1,108
Movements in foreign currency translation and net foreign investment hedging reserves	(998)	581	(290)
Disposal of a business	(2)	(5)	(29)
Tax effect		7	10
Equity movements of joint ventures	0	0	0
Equity movements of associates	0	0	0
Other		0
Ending balance	380	1,381	798
Net foreign investment hedging reserve [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	(383)	(324)	(371)
Movements in foreign currency translation and net foreign investment hedging reserves	51	(63)	54
Disposal of a business	0	4	0
Tax effect		0	(6)
Equity movements of joint ventures	0	0	0
Equity movements of associates	0	0	0
Other		0
Ending balance	(331)	(383)	(324)
Equity movements of joint ventures and associates [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	(48)	(95)	(68)
Movements in foreign currency translation and net foreign investment hedging reserves	0	0	0
Disposal of a business	0	(11)	(15)
Tax effect		0	0
Disposal	(17)
Equity movements of joint ventures	3	(27)	(2)
Equity movements of associates	56	85	(9)
Other		(1)
Ending balance	€ (5)	€ (48)	€ (95)